INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]	Intangible asset represents the following:
	December 31,
	2013	2012
Production technology
Cost	$5,005,203	$4,863,485
Less: Accumulated amortization	(1,878,602)	(1,339,062)
Net	$3,126,601	$3,524,423

Schedule Of Expected Amortization Expenses [Table Text Block]
As of December 31, 2013, the expected amortization expense of the intangible asset for each of the next five years and thereafter as follows:

Year ending December 31,
2014	$493,389
2015	493,389
2016	493,389
2017	493,389
2018	493,389
Thereafter	659,656
$3,126,601